Derivatives and Hedge Accounting - Maturity derivatives designated in net investment hedging (Detail) - Hedges of net investments in foreign operations [member] - Derivatives [member] - Forwards and futures [member]
€ in Millions
Dec. 31, 2018 EUR (€)
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	(6,009)
Less than 1 month [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	(4,085)
1-3 months [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	(1,870)
3-12 months [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	0
More than 1 year but less than 2 years [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	(54)
More than 2 years but less than 3 years [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	0
More than 3 years but less than 4 years [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	0
4 to 5 years [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	0
Over 5 Years [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	0